LEASES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
LEASES
Schedule of lease receivables relating to sales-type leases

	As of December 31, 2023	As of June 30, 2024
	VND million	VND million	USD
Gross lease receivables	904,418	1,173,706	48,380,297
Received cash	(53,765)	(74,141)	(3,056,101)
Unearned interest income	(142,436)	(229,260)	(9,450,124)
Net investment in sales-type leases	708,217	870,305	35,874,073
Reported as:
Current net investment in sales-type lease	87,552	79,801	3,289,406
Non-current net investment in sales-type lease	620,665	790,504	32,584,666
Net investment in sales-type leases	708,217	870,305	35,874,073

	As of December 31,
	2022	2023	2023
	VND million	VND million	USD
Gross lease receivables	149,417	904,418	37,895,667
Received cash	(2,649)	(53,765)	(2,252,786)
Unearned interest income	(59,258)	(142,436)	(5,968,156)
Net investment in sales-type leases	87,510	708,217	29,674,725
Reported as:
Current net investment in sales-type lease	5,448	87,552	3,668,482
Non-current net investment in sales-type lease	82,062	620,665	26,006,243
Net investment in sales-type leases	87,510	708,217	29,674,725

Schedule of lease income in operating lease

	For the six months ended June 30,
	2023	2024	2024
	VND million	VND million	USD
Lease income relating to lease payments	103,437	168,261	6,935,738
Lease income relating to variable lease payments not included in the measurement of the lease receivable	27,301	22,923	944,889

	For the year ended December 31,
	2021	2022	2023	2023
	VND million	VND million	VND million	USD
Lease income relating to lease payments	11,466	26,387	233,817	9,797,059
Lease income relating to variable lease payments not included in the measurement of the lease receivable	7,770	14,065	67,272	2,818,722